UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: September 30, 2003

Check here if Amendment [X]; Amendment Number: 20
  This Amendment (Check only one.): 	[x] is a restatement.
					[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:    Steward Capital Management
Address: 355 south Old Woodward, Suite 200
	 Birmingham, MI  48009


Form 13F File Number:  28-04246

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: 	Cheryl L Clift
Title: 	Portfolio Manager
Phone: 	248-901-1532

Signature, Place, and Date of Signing:

    /s/Cheryl L Clift				Birmingham, MI       08/06/2008
		[Signature]			[City, State]		[Date]

Report Type Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

NONE

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers: NONE

Form 13F Information Table Entry Total: 71

Form 13F Information Table Value Total: 58446 X 1000
					         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respectto which this report is filed, other than the manager filing this report.

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABS COM                COM              002824100      955    22465 SH       SOLE                    19175              3290
AFFILIATED MANAGERS GROUP      COM              008252108     1181    18810 SH       SOLE                    17895               915
ALTRIA GROUP, INC.             COM              02209S103      804    18370 SH       SOLE                    17135              1235
AMERICAN INTL GROUP COM        COM              026874107     1259    21837 SH       SOLE                    17260              4577
ANADARKO PETROLEUM CORP.       COM              032511107      448    10750 SH       SOLE                    10675                75
BANK OF AMERICA CORP           COM              060505104     1212    15540 SH       SOLE                    14150              1390
BEAR STEARNS COS INC           COM              073902108     1166    15595 SH       SOLE                    14205              1390
BELO CORPORATION - A           COM              080555105      755    31175 SH       SOLE                    31175
BIOGEN INC                     COM              090597105      655    17200 SH       SOLE                    17100               100
BRISTOL MYERS SQUIBB COM       COM              110122108      833    32475 SH       SOLE                    31250              1225
CENTEX CORP                    COM              152312104      915    11750 SH       SOLE                    11750
CHEVRONTEXACO CORP             COM              166764100      606     8490 SH       SOLE                     6420              2070
CINERGY CORP                   COM              172474108     1010    27535 SH       SOLE                    23665              3870
CISCO SYS INC COM              COM              17275R102     1344    68615 SH       SOLE                    59275              9340
CITIGROUP                      COM              172967101     1458    32038 SH       SOLE                    29350              2688
COCA COLA CO COM               COM              191216100      853    19875 SH       SOLE                    17030              2845
COMCAST CORP-SPECIAL CL A      COM              20030N200      907    30625 SH       SOLE                    30625
COMERICA INC COM               COM              200340107      935    20085 SH       SOLE                    19010              1075
COMPUWARE CORP                 COM              205638109       55    10400 SH       SOLE                    10125               275
EMC CORP                       COM              268648102      198    15685 SH       SOLE                    10975              4710
EXXON MOBIL CORP COM           COM              30231G102     1167    31895 SH       SOLE                    28220              3675
FANNIE MAE                     COM              313586109      752    10725 SH       SOLE                     8790              1935
FORD MOTOR COMPANY             COM              345370860     1190   110500 SH       SOLE                   109750               750
FORTUNE BRANDS INC             COM              349631101     1023    18035 SH       SOLE                    16090              1945
GANNETT INC COM                COM              364730101      824    10635 SH       SOLE                     9975               660
GENERAL ELEC CO COM            COM              369604103     1588    53280 SH       SOLE                    43540              9740
GOLDEN WEST FINL DEL COM       COM              381317106      953    10650 SH       SOLE                    10650
HOME DEPOT INC COM             COM              437076102     1063    33383 SH       SOLE                    28195              5188
INTEL CORP COM                 COM              458140100     1508    54815 SH       SOLE                    46360              8455
INTL BUSINESS MACHINES (IBM)   COM              459200101      931    10550 SH       SOLE                    10300               250
JOHNSON CONTROLS INC           COM              478366107      938     9920 SH       SOLE                     8860              1060
JP MORGAN CHASE & CO           COM              46625H100     1423    41453 SH       SOLE                    37568              3885
LEHMAN BROS HLDGS INC COM      COM              524908100      690    10000 SH       SOLE                    10000
MARATHON OIL CORP              COM              565849106     1053    36950 SH       SOLE                    33950              3000
MCGRAW-HILL COMPANIES          COM              580645109      548     8825 SH       SOLE                     8750                75
MEDTRONIC INC COM              COM              585055106     1367    29145 SH       SOLE                    21850              7295
MICROSOFT CORP COM             COM              594918104     1648    59307 SH       SOLE                    45600             13707
NEXTEL COMMUNICATIONS          COM              65332V103     1507    76460 SH       SOLE                    66235             10225
NOBLE CORP                     COM              G65422100      763    22450 SH       SOLE                    20715              1735
OMNICARE                       COM              681904108      594    16500 SH       SOLE                    16500
ORACLE CORPORATION             COM              68389X105      770    68510 SH       SOLE                    59840              8670
PFIZER INC                     COM              717081103     1136    37420 SH       SOLE                    30765              6655
PROCTER & GAMBLE CO COM        COM              742718109     1317    14195 SH       SOLE                    10570              3625
ROYAL DUTCH PETE CO NY REG GLD COM              780257804      237     5384 SH       SOLE                     1708              3676
SBC COMMUNICATIONS INC COM     COM              78387G103      701    31540 SH       SOLE                    28190              3350
SCHERING-PLOUGH CORP           COM              806605101      609    40025 SH       SOLE                    39525               500
SONOCO PRODUCTS CO             COM              835495102      271    12375 SH       SOLE                    10275              2100
SUN MICROSYSTEMS INC           COM              866810104      696   210355 SH       SOLE                   192860             17495
SUNTRUST BANKS INC             COM              867914103      250     4150 SH       SOLE                     4150
SYMANTEC CORP                  COM              871503108     1156    18305 SH       SOLE                    16530              1775
TEXAS INSTRS INC COM           COM              882508104      780    34250 SH       SOLE                    34250
TYCO INTERNAT LTD              COM              902124106      843    41300 SH       SOLE                    40750               550
UNITED TECHNOLOGIES  CORP      COM              913017109      649     8400 SH       SOLE                     8100               300
VERISIGN INC                   COM              92343E102     1440   107050 SH       SOLE                   107050
VERIZON COMMUNICATIONS         COM              92343V104      679    20945 SH       SOLE                    19175              1770
WAL MART STORES INC COM        COM              931142103     1209    21650 SH       SOLE                    18125              3525
WELLPOINT HEALTH NETWORKS      COM              94973H108      889    11535 SH       SOLE                    10710               825
WELLS FARGO & CO DEL COM       COM              949746101      460     8950 SH       SOLE                     8650               300
WORLDCOM INC - WORLDCOM GROUP  COM              98157D106        0    10000 SH       SOLE                    10000
NASDAQ - 100 SHARES                             631100104      855    26400 SH       SOLE                    16520              9880
RUSSELL 1000 GROWTH INDEX FUND                  464287614      526    12360 SH       SOLE                    10050              2310
RUSSELL 1000 VALUE INDEX FUND                   464287598      470     9160 SH       SOLE                     6285              2875
RUSSELL 2000 GROWTH INDEX FUND                  464287648      549    10445 SH       SOLE                     8395              2050
RUSSELL 2000 SMALL CAP INDEX F                  464287655      222     2290 SH       SOLE                     1275              1015
RUSSELL 2000 VALUE INDEX FUND                   464287630      438     3165 SH       SOLE                     2535               630
RUSSELL MIDCAP GROWTH INDEX FU                  464287481      349     5310 SH       SOLE                     3100              2210
RUSSELL MIDCAP INDEX FUND                       464287499      624    10540 SH       SOLE                     8155              2385
RUSSELL MIDCAP VALUE INDEX FUN                  464287473      280     3450 SH       SOLE                     2475               975
DFA US LARGE CAP VALUE FUND                     233203827      363 24542.662SH       SOLE                21703.302          2839.360
DFA US MICRO CAP FUND                           233203504      246 21019.938SH       SOLE                19269.098          1750.840
DFA US SMALL CAP VALUE FUND                     233203819      314 15490.721SH       SOLE                14502.573           988.148